Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Net loss for the year	$ (9,066,789)	$ (8,710,945)
Items not affecting cash:
Amortization and depreciation	1,308,639	811,234
Bad debt expense	26,660	63,285
Impairment of inventory		303,316
Fair value changes on convertible debenture		3,725,362
Fair value changes on opening warrant liability		962,350
Fair value changes on warrant liability	1,561,765	(8,125,538)
Interest expense, net of repayments
Foreign exchange	13,436
Income on inventory due to water damage	(405,364)
Share based payments	773,605	2,478,695
Net Change in non-cash working capital
Trade receivables	(631,278)	(326,749)
Prepaids	(54,974)	(390,022)
Inventory	1,596,000	(2,903,506)
Advances to suppliers	(1,385,957)	(638,831)
Accounts payable and accrued liabilities	(489,431)	(528,817)
Deferred revenues	(149,600)
Net cash used in operating activities	(6,903,288)	(13,280,167)
Investing activities
Intangible asset additions	(2,051,354)	(2,295,839)
Equipment additions	(3,737)	(12,159)
Proceeds of long term deposit		18,999
Acquisition of ClearRF		(155,014)
Net cash used in investing activities	(2,055,091)	(2,444,013)
Financing activities
Lease payments	(227,829)	(150,831)
Bank loan	531,521	(27,159)
Convertible debt issued, net of repayments		(4,000,000)
Proceeds on share issuance, net of share issuance cost	4,565,250	19,268,584
Transaction costs	(1,068,121)
Exercise of warrants	3,608,571	14,800
Net cash from financing activities	7,409,392	15,105,394
Effect of foreign exchange on cash	1,440	(12,330)
Change in cash and restricted cash for the period	(1,547,587)	(631,116)
Cash and restricted cash, beginning of the period	1,913,742	1,619,742
Cash and restricted cash, end of period	$ 366,155	$ 988,626